OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	2025	2024
Accrued Expenses	8,551	3,840
Other Liabilities	242	344
Tax deductions payable	989	2,789
Accrued holiday pay	628	599
Total as of December 31,	10,410	7,572